COLUMBIA BALANCED FUND, INC.
                         COLUMBIA DAILY INCOME COMPANY
                    COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                       COLUMBIA INTERNATIONAL STOCK FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                   COLUMBIA ORGEGON MUNICIPAL BOND FUND, INC.
                   COLUMBIA REAL ESTATE EQUITY FUND, INC.
                        COLUMBIA SHORT TERM BOND FUND, INC.
                        COLUMBIA SMALL CAP GROWTH FUND, INC.
                        COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA STRATEGIC INVESTOR FUND, INC.
                           COLUMBIA TECHNOLOGY FUND, INC.
            Supplement to the Statement of Additional Information
                 dated January 1, 2005, as revised July 12, 2005

At a meeting held on September 16, 2005, shareholders of Columbia Short Term Bond Fund (the "Fund") approved the reorganization of the Fund into Columbia Short Term Bond Fund (formerly named Nations Short-Term Income Fund) (the "Reorganization"). The Reorganization took place on September 23, 2005. Accordingly, effective September 26, 2005, all references to the Fund in the Statement of Additional Information are removed.


SUP-39/90659-0905                                           September 26, 2005